Plan Description And Benefits - Additional Information (Details) - EBP 001 - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution, maximum percentage of annual compensation		50.00%
Employee benefit plan, annual compensation amount		$ 23,500
Employee benefit plan, participant contribution, additional catch-up deferral amount		$ 7,500
Employee benefit plan, employer contribution, matching percentage		0.50%
Employee benefit plan, percentage on eligible employee compensation		6.00%
Employee Benefit Plan Minimum Employment Period To Participate In Plan		90 days
Employee benefit plan, vesting description		Participants are vested in Company matching and profit sharing contributions and allocated earnings after two or more years of vesting service as defined by the Plan.
Employee benefit plan, vesting percentage		100.00%
Employee benefit plan, forfeited nonvested accounts		$ 1,800	$ 2,500
Employee benefit plan, participants benefits, unpaid withdrawals		$ 0	$ 0
Employee benefit plan, common stock investment limited percentage		10.00%
Employee benefit plan, common stock maximum value of accounts balance percentage		50.00%
Employee benefit plan, note receivable from participant account, maximum borrowing, amount		$ 50,000
Employee benefit plan, note receivable from participant account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan, note receivable from participant account, minimum loan amount		$ 500
Employee benefit plan, notes receivable from participants, primary residence repayment loan term		15 years
Employee benefit plan, forfeitures used to payment of administrative expenses		$ 2,100
First 3% EBP
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage	1.00%
Employee benefit plan, percentage on eligible employee compensation	3.00%
Next 2% EBP
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage	0.50%
Employee benefit plan, percentage on eligible employee compensation	2.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate		3.25%
Employee benefit plan, participant loan, maturity year		2026
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, loan repayment period		5 years
Employee benefit plan, asset held for investment, participant loan, interest rate		8.50%
Employee benefit plan, participant loan, maturity year		2030